As filed with the Securities and Exchange Commission on November 22, 2023

Securities Act File No. 333-171987
Investment Company Act File No. 811-22524

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.
Post-Effective Amendment No. 159	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 160	[X]

(Check appropriate box or boxes.)

PRECIDIAN ETFs TRUST

(Exact Name of Registrant as Specified in Charter)

301 S. State Street, Suite N002
Newtown, PA  18940

(Address of Principal Executive Offices) (Zip Code)

Registrant’s telephone number, including area code: (908) 781-0560

Mark Criscitello
301 S. State Street, Suite N002
Newtown, PA  18940

(Name and Address of Agent for Service)

With copies to:

Michael W. Mundt, Esq.
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC  20006-1871

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ]	Immediately upon filing pursuant to paragraph (b)
[X]	On December 26, 2023 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	On (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay, until December 26, 2023, the effectiveness of the Registrant’s Post-Effective Amendment No. 49 to its Registration Statement.  Post-Effective Amendment No. 49 to the Registration Statement of Precidian ETFs Trust (the “Trust”) relates solely to the Anheuser-Busch InBev SA/NV ADRPLUS Fund, AstraZeneca PLC ADRPLUS Fund, Banco Santander, S.A. ADRPLUS Fund, BP P.L.C. ADRPLUS Fund, British American Tobacco p.l.c. ADRPLUS Fund, Diageo plc ADRPLUS Fund, GlaxoSmithKline plc ADRPLUS Fund, HSBC Holdings Plc ADRPLUS Fund, Mitsubishi UFJ Financial Group, Inc. ADRPLUS Fund, Novartis AG ADRPLUS Fund, Novo Nordisk A/S (B Shares) ADRPLUS Fund, Royal Dutch Shell plc (Class A) ADRPLUS Fund, Royal Dutch Shell plc (Class B) ADRPLUS Fund, Sanofi ADRPLUS Fund, SAP AG ADRPLUS Fund, Total S.A. ADRPLUS Fund, Toyota Motor Corporation ADRPLUS Fund and Vodafone Group Plc ADRPLUS Fund. Parts A and B of the Registrant’s Post-Effective Amendment No. 72, filed on June 1, 2018, are incorporated herein by reference. Part C of the Registrant’s Post-Effective Amendment No. 49, filed on June 14, 2017, is incorporated herein by reference.

The prospectus and statement of additional information for the other series of the Trust are not changed by the filing of this Post-Effective Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newtown and State of Pennsylvania on the 22nd day of November 2023.

PRECIDIAN ETFS TRUST

By:	/s/ Daniel J. McCabe Daniel J. McCabe President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Name	Title	Date

/s/ Mark S. Criscitello	Trustee	November 22, 2023
Mark S. Criscitello

*	Trustee	November 22, 2023
John V. Sinon

*	Trustee	November 22, 2023
Dennis J. DeCore

/s/ Daniel J. McCabe	President	November 22, 2023
Daniel J. McCabe	(Principal Executive Officer)

/s/ Joshua Hunter	Chief Financial Officer and Treasurer	November 22, 2023
Joshua Hunter	(Principal Financial Officer)

*By:	/s/ Daniel J. McCabe
Daniel J. McCabe
Attorney in fact

*   An original power of attorney authorizing Mark S. Criscitello, Daniel J. McCabe and Stuart Thomas to execute this registration statement and amendments thereto, for each of the trustees of the Registrant on whose behalf this registration statement is filed, is incorporated by reference from the initial Registration Statement filed on June 13, 2011 and from Post-Effective Amendment No. 10 to the Registration Statement filed on July 29, 2014.